ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS - Disclosure of detailed information about selling and marketing expenses (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Professional fees	[1]	$ 724	$ 852	$ 1,040
Other Cost of sales expenses		3,229	0	0
Selling and marketing expenses		7,069	10,788	11,473
Selling and marketing expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Salaries		3,455	5,677	6,398
Selling and Marketing		832	1,568	2,075
Professional fees		13	36	66
Depreciation		1,627	2,325	1,941
Other Cost of sales expenses		1,142	1,182	993
Selling and marketing expenses		$ 7,069	$ 10,788	$ 11,473

[1]	Includes payments to shareholders for the years ended 2023, 2022 and 2021 of $475, $503 and $455, respectively.